Subordinated Debt (Details) - Northfield Bancorp, Inc. [Member] - USD ($)		12 Months Ended
	Jun. 17, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Subordinated debentures, net of issuance costs		$ 61,665,000	$ 61,442,000
Unamortized debt issuance costs		335,000	558,000
Amortization expense		223,000	223,000	$ 223,000
Subordinated Debt
Debt Instrument [Line Items]
Subordinated debentures, net of issuance costs	$ 62,000,000	61.7	61.4
Subordinated notes interest rate	5.00%
Basis points	2.00%
Debt issuance costs	$ 1,100,000
Amortization expense		$ 223,000	$ 223,000	$ 223,000